Stockholders' Equity (Deficit) - Additional Information (Detail)						1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 29, 2016 $ / shares shares	Mar. 16, 2016 shares	Jan. 27, 2016 shares	Jan. 05, 2016 shares	Oct. 12, 2015 Closings $ / shares shares	Jul. 31, 2015 shares	Sep. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2016 shares	Mar. 31, 2016 shares	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) Closings $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 28, 2016 $ / shares	Jan. 08, 2016 shares	Dec. 31, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, shares authorized							10,000,000				10,000,000		10,000,000
Convertible preferred stock, par value (in dollars per share) | $ / shares							$ 0.001				$ 0.001		$ 0.001
Fair value of consideration transferred | $											$ 3,400,000
Loss on extinguishment of convertible preferred stock | $							$ 3,651,000			$ 0	3,651,000	$ 0
Stock-based compensation expense | $							$ 206,000			$ 144,000	$ 560,000	746,000	$ 942,369	$ 345,435
Aggregate VWAP (percent)											1.00%		1.00%
Number of options granted													955,713	926,384
Weighted average grant date fair value per option granted (in dollars per share) | $ / shares													$ 1.66	$ 1.03
Future stock-based compensation for unvested employee options granted and outstanding | $													$ 1,917,245
Stock options outstanding, intrinsic value | $													$ 67,165
Warrants cashless exercised (in shares)													43,720
Issuance of shares upon cashless exercise warrants (in shares)													13,407
Warrants Issued in 2009 to Purchase Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares							$ 21.60				$ 21.60		$ 21.60
Warrants outstanding (in shares)							9,259				9,259		9,259
Warrants term											10 years		10 years
Series D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares	$ 1.75												$ 2.46		$ 2.46
Effect of modifying the exercise price | $											$ 203,000
Warrants outstanding (in shares)													1,280,324
Warrants term	5 years												5 years
Aggregate VWAP (percent)											1.00%		1.00%
Underwriter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares							$ 7.14				$ 7.14		$ 7.14
Warrants outstanding (in shares)							82,500				82,500		82,500
Warrants term											10 years		10 years
2010 and 2012 Convertible Promissory Notes [Member] | Warrants to Purchase Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares							$ 4.87				$ 4.87		$ 4.87
Warrants outstanding (in shares)							480,147				480,147		480,147
Warrants term											10 years		10 years
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for sale under the ESPP							139,839				139,839		139,839
Annual increases in the number of shares available for issuance, percentage of outstanding common stock											1.00%		1.00%
Annual increases in the number of shares available for issuance, number of shares											279,680		279,680
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of voting rights of stock							10.00%				10.00%		10.00%
NSO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value											85.00%		85.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period											4 years		4 years
Income tax benefit from stock compensation expense | $											$ 0	$ 0	$ 0	$ 0
Shares available for sale under the ESPP													6,149	606,061			124,824
Annual increases in the number of shares available for issuance, number of shares													270,764
Number of options granted													955,713	926,384
Future stock-based compensation, requisite service period													2 years 6 months
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value											110.00%		110.00%
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option											10 years		10 years
ISOs [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option											5 years		5 years
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued upon conversion (in shares)		900,000	900,000	900,000				300,000	900,000
Issuance of shares upon cashless exercise warrants (in shares)						905
Series A Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, shares authorized							10,000,000				10,000,000		40,000	40,000
Convertible preferred stock, shares issued							0				0		4,555	0		10,000
Convertible preferred stock, par value (in dollars per share) | $ / shares							$ 0.001				$ 0.001		$ 0.001	$ 0.001
Convertible preferred stock, stated value (in dollars per share) | $ / shares							$ 1,000				$ 1,000		$ 1,000
Number of shares converted (in shares)		1,665	1,665	1,665				555	1,665
Series B Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, shares issued							13,780				13,780		0
Convertible preferred stock, par value (in dollars per share) | $ / shares							$ 0.001				$ 0.001
Convertible preferred stock, stated value (in dollars per share) | $ / shares							$ 1,000				$ 1,000
Sabby Management, LLC [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership percentage (percent)	4.99%
Sabby Management, LLC [Member] | Series A Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of closings | Closings					2
2015 Sabby Purchase Agreement [Member] | Series D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares					$ 2.46
Warrants outstanding (in shares)					2,810,811
2016 Sabby Purchase Agreement [Member] | Series D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding (in shares)	2,702,704
2016 Sabby Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares repurchased (in shares)	7,780
2016 Sabby Purchase Agreement [Member] | Sabby Management, LLC [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership percentage (percent)	4.99%
2016 Sabby Purchase Agreement [Member] | Sabby Management, LLC [Member] | Series A Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares repurchased (in shares)	7,780
2016 Sabby Purchase Agreement [Member] | Sabby Management, LLC [Member] | Series B Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of closings | Closings											2
Maxim Group Llc [Member] | 2016 Sabby Purchase Agreement [Member] | Series D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares	$ 1.75
Warrants outstanding (in shares)	120,000				108,108
Warrants term	5 years